Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 84,994	$ 146,399
Securities available-for-sale	377,122	360,783
Securities held-to-maturity	13,454	23,458
Other securities	11,463	11,934
Net loans	2,127,560	1,953,694
Accrued interest receivable	6,692	7,093
Derivative assets	14,012	11,541
Deposits	2,409,316	2,221,268
Short-term debt	114,646	189,050
Long-term debt	16,495	16,495
Derivative liabilities	14,012	11,541
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	84,994	146,399
Securities available-for-sale	377,122	360,783
Securities held-to-maturity	13,861	23,423
Other securities	11,463	11,934
Net loans	2,162,856	1,991,335
Accrued interest receivable	6,692	7,093
Derivative assets	14,012	11,541
Deposits	2,381,495	2,189,559
Short-term debt	114,648	189,050
Long-term debt	16,462	16,456
Derivative liabilities	14,012	11,541
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	84,994	146,399
Securities available-for-sale	5,959	5,616
Accrued interest receivable	6,692	7,093
Deposits	1,447,954	1,290,587
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	368,778	353,185
Securities held-to-maturity	13,861	23,423
Other securities	11,463	11,934
Derivative assets	14,012	11,541
Deposits	933,541	898,972
Short-term debt	114,648	189,050
Long-term debt	16,462	16,456
Derivative liabilities	14,012	11,541
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	2,385	1,982
Net loans	$ 2,162,856	$ 1,991,335